Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents		$ 114,454,844	$ 63,901,329
Restricted cash		197,096	3,417,244
Short-term investments		12,788,629	11,700,400
Accounts receivable, net		21,120,795	18,931,346
Advance to suppliers, net		38,602,304	46,968,549
Receivables from supply chain solutions		59,167,029	43,475,981
Inventories		30,953,583	31,609,877
Prepaid expenses and other current assets		16,018,778	10,890,083
TOTAL CURRENT ASSETS		293,303,058	230,894,809
NON-CURRENT ASSETS:
Property and equipment, net		881,276	719,574
Intangible assets, net		882,828	1,795,234
Right-of-use assets, net		2,384,590	3,349,432
Equity investments		368,528	373,292
Investment in limited partnership			14,913,539
Goodwill		17,659,983	23,814,005
Deferred tax assets, net		418,571	310,577
Long term investment			7,249,319
TOTAL NON-CURRENT ASSETS		22,595,776	52,524,972
TOTAL ASSETS		315,898,834	283,419,781
CURRENT LIABILITIES:
Accounts payable		45,463,753	40,925,155
Short-term bank loans		1,971,859	434,959
Accrued expenses and other current liabilities		7,245,358	6,090,582
Operating lease liabilities - current		861,087	1,008,766
Payables to supply chain solutions		12,947,708	9,122,978
Advances from customers		38,153,915	21,827,387
Taxes payable		4,145,920	2,748,474
Liabilities of financial guarantee		22,335
TOTAL CURRENT LIABILITIES		111,086,587	90,469,990
Operating lease liabilities – non-current		1,643,076	2,425,597
Deferred tax liabilities		114,650	727,326
TOTAL NON-CURRENT LIABILITIES		1,757,726	3,152,923
TOTAL LIABILITIES		112,844,313	93,622,913
SHAREHOLDERS’ EQUITY*:
Treasury shares	[1]	(261,592)	(355,844)
Additional paid-in capital	[1]	130,535,082	130,503,387
Retained earnings	[1]	68,395,637	53,214,304
Statutory reserves	[1]	11,564,250	9,167,845
Accumulated other comprehensive loss	[1]	(11,474,682)	(6,937,950)
COMMON SHAREHOLDERS’ EQUITY	[1]	198,798,871	185,631,805
Non-controlling interests	[1]	4,255,650	4,165,063
TOTAL SHAREHOLDERS’ EQUITY	[1]	203,054,521	189,796,868
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	[1]	315,898,834	283,419,781
Related Party
CURRENT LIABILITIES:
Loan from related party			8,028,965
Due to related parties - current		274,652	282,724
Class A Common Stock
SHAREHOLDERS’ EQUITY*:
Common stock	[1]	40,176	40,063
Class B Common Stock
SHAREHOLDERS’ EQUITY*:
Common stock	[1]

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.